Pay vs Performance Disclosure	12 Months Ended					60 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2026 Proxy Statement
ABOUT NWPX	VOTING ROADMAP	CORPORATE GOVERNANCE	DIRECTOR NOMINEES	EXECUTIVE COMPENSATION	INDEPENDENT ACCOUNTING	OTHER INFORMATION

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S‑K, the Company is providing the following pay versus performance table and related information which sets forth information concerning the compensation of the Company’s principal executive officer (“PEO”), Scott Montross, the President and CEO, and other NEOs for each of the five years in the period ended December 31, 2025. The Company’s Compensation Committee does not directly use the information in this table or the related disclosures when making compensation decisions. For information regarding the Company’s pay-for-performance philosophy and how the Compensation Committee makes its decisions about NEO pay each year, refer to “Executive Compensation Discussion and Analysis” on page 39.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2) (3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (4) (5)	Net Income (in thousands)	Net Income Before Income Tax (in thousands)	EBITDA Margin (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(Supplemental)
2025	$3,492,930	$4,573,001	$1,253,723	$1,607,257	$220.81	$148.29	$35,411	$46,478	13.4%
2024	3,168,871	4,862,401	1,192,294	1,765,030	170.53	153.55	34,206	42,371	13.6
2023	2,414,324	2,096,903	931,155	840,299	106.93	121.58	21,072	29,279	11.4
2022	2,534,019	3,018,741	976,283	1,114,471	119.08	96.65	31,149	41,350	13.6
2021	1,943,875	1,852,570	758,955	723,332	112.37	117.91	11,523	15,158	9.5

(1)

The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO as computed in accordance with the SEC’s pay versus performance disclosure rules. The dollar amounts do not necessarily represent cash and/or equity value transferred to the PEO without restriction, but rather are a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). The PEO does not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details the amounts deducted from and added to the Summary Compensation Table Total for PEO pursuant to the SEC’s rules to determine Compensation Actually Paid to PEO for 2025:

PEO Total Compensation Amount	$ 3,492,930	$ 3,168,871	$ 2,414,324	$ 2,534,019	$ 1,943,875
PEO Actually Paid Compensation Amount	$ 4,573,001	4,862,401	2,096,903	3,018,741	1,852,570
Adjustment To PEO Compensation, Footnote
Summary Compensation Table Total for PEO	$3,492,930
Subtract Stock Awards Included in Summary Compensation Table Total	(1,280,061)
Add Year-End Value of Equity Awards Granted in the Covered Year	2,013,448
Change in Value of Equity Awards Granted in Prior Years (Unvested)	547,044
Change in Value of Equity Awards Vested in the Covered Year	(200,360)
Compensation Actually Paid to PEO	$4,573,001

(2)	The Non-PEO NEOs whose compensation amounts are included for each year are as follows:
•	2022, 2023, 2024, and 2025:	Aaron Wilkins, Miles Brittain, Eric Stokes, and Michael Wray
•	2021:	Aaron Wilkins, William Smith, Miles Brittain, and Eric Stokes

2026 Proxy Statement
ABOUT NWPX	VOTING ROADMAP	CORPORATE GOVERNANCE	DIRECTOR NOMINEES	EXECUTIVE COMPENSATION	INDEPENDENT ACCOUNTING	OTHER INFORMATION

(3)

The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs as computed in accordance with the SEC’s pay versus performance disclosure rules. The dollar amounts do not necessarily represent cash and/or equity value transferred to the applicable non-PEO NEOs without restriction, but rather are a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). The Non-PEO NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details the amounts deducted from and added to the Average Summary Compensation Table Total for Non-PEO NEOs pursuant to the SEC’s rules to determine Average Compensation Actually Paid to Non-PEO NEOs for 2025:

Non-PEO NEO Average Total Compensation Amount	$ 1,253,723	1,192,294	931,155	976,283	758,955
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,607,257	1,765,030	840,299	1,114,471	723,332
Adjustment to Non-PEO NEO Compensation Footnote
Summary Compensation Table Total for Non-PEO NEOs	$1,253,723
Subtract Stock Awards Included in Summary Compensation Table Total	(400,563)
Add Year-End Value of Equity Awards Granted in the Covered Year	630,057
Change in Value of Equity Awards Granted in Prior Years (Unvested)	190,633
Change in Value of Equity Awards Vested in the Covered Year	(66,593)
Compensation Actually Paid to Non-PEO NEOs	$1,607,257

(4)	The Company’s total shareholder return (“TSR”) and the peer group TSR for each applicable year is calculated based on a fixed investment of $100 on December 31, 2020 on the same cumulative basis as is used in Item 201(e) of Regulation S‑K.
(5)

Peer group TSR is weighted according to the respective companies’ stock market capitalization at the beginning of the measurement period, which is December 31, 2020 for each year in the table. The Peer Group reflected in this table, which is used in the Company’s stock performance chart in Part II, Item 5 of its 2025 Annual Report to Shareholders, includes: Badger Meter, Inc., Concrete Pumping Holdings, Inc., DMC Global Inc., Great Lakes Dredge & Dock Corporation, Insteel Industries, Inc., L.B. Foster Company, Lindsay Corporation, Luxfer Holdings, PLC, Mueller Water Products, Inc., NN, Inc., and Orion Group Holdings, Inc.

(6)

EBITDA Margin is supplemental to this disclosure and represents EBITDA as a percentage of total net sales. The Company’s method for calculating EBITDA is to deduct depreciation, amortization, and interest income and expense from the Company’s reported income before income taxes. From that, adjustments to EBITDA are occasionally necessary to consider unusual events or other timing differences. These items typically align with the types of adjustments provided for in the Reconciliation of Non-GAAP Measures which can be found in the Company’s quarterly earnings releases. When the Company adjusts financial measures such as EBITDA, those are considered equally for bonus programs affecting all employees, and as they relate to the compensation of the PEO and other NEOs, require the explicit approval of the Company’s Compensation Committee.

Compensation Actually Paid vs. Total Shareholder Return

Relationships Between Compensation Actually Paid and Financial Performance

Compensation Actually Paid and Total Shareholder Return

The Company achieved a new record for revenues, gross profit, and gross margin in 2025, continuing to grow from the record profitability levels achieved in 2024. We believe our share valuation acknowledges the steadily improving financial performance as well as the free cash flow generation. Cash generation has become less variable due to a 13% shorter cash conversion cycle achieved at our WTS segment in 2025 from the monthly average in 2024, offsetting the higher working capital needs from the growth in revenues.

Compensation Actually Paid vs. Net Income
2026 Proxy Statement
ABOUT NWPX	VOTING ROADMAP	CORPORATE GOVERNANCE	DIRECTOR NOMINEES	EXECUTIVE COMPENSATION	INDEPENDENT ACCOUNTING	OTHER INFORMATION

Compensation Actually Paid, Net Income, and Net Income Before Income Tax (“NIBT”)

Compensation actually paid continues to move in relation with the Company’s profitability. The design of the Company’s bonus programs are heavily weighted toward obtaining threshold, target, and maximum NIBT levels for the cash-based incentive compensation plan. In addition to NIBT, the Company has placed added emphasis on free cash flow and employee health and safety. In 2025, the Company achieved a record safety performance for the third consecutive year, as measured by its total incident rate.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and EBITDA Margin

In addition to cash-based incentive programs, the Company has set long-term goals associated with realizing improved EBITDA Margin, which is the metric with which the Company’s long-term share-based incentive compensation is measured. The diversification through acquisitions into the precast business has resulted in an enterprise with greater resilience.

Total Shareholder Return Vs Peer Group

Relationship Between Total Shareholder Return of the Company and the Peer Group

Peer Group TSR is calculated from peer performance weighted on relative size based on their market capitalization. Evaluated against its eleven peers, NWPX Infrastructure’s rankings excelled in 2025, ranking second for the single year as its share price increased to $62.49 per share as of December 31, 2025 from $48.26 per share as of December 31, 2024. Over the five-year period, the Company also ranked second in TSR.

Tabular List, Table
2026 Proxy Statement
ABOUT NWPX	VOTING ROADMAP	CORPORATE GOVERNANCE	DIRECTOR NOMINEES	EXECUTIVE COMPENSATION	INDEPENDENT ACCOUNTING	OTHER INFORMATION

Tabular List of the Most Important Measures

The only performance measures used by the Company to link executive compensation actually paid to Company performance during the year ended December 31, 2025, in no particular order, are:

•	Net Income Before Income Tax
•	Earnings Before Interest, Income Taxes, Depreciation, and Amortization Margin (EBITDA Margin)
•	Total Recordable Incident Rate
•	Free Cash Flow

Total Shareholder Return Amount	$ 220.81	170.53	106.93	119.08	112.37
Peer Group Total Shareholder Return Amount	148.29	153.55	121.58	96.65	117.91
Net Income (Loss)	$ 35,411,000	$ 34,206,000	$ 21,072,000	$ 31,149,000	$ 11,523,000
Company Selected Measure Amount	46,478,000	42,371,000	29,279,000	41,350,000	15,158,000
PEO Name						Scott Montross
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income Before Income Tax
Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount	0.134	0.136	0.11	0.136	0.095
Name	Earnings Before Interest, Income Taxes, Depreciation, and Amortization Margin (EBITDA Margin)
Measure:: 3
Pay vs Performance Disclosure
Name	Total Recordable Incident Rate
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,280,061)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,013,448
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(200,360)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	547,044
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(400,563)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	630,057
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	190,633
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (66,593)